Stockholders Equity (Schedule of Redemption Values and Activity of the Preferred Stock) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Mar. 31, 2005
Series A Preferred Stock [Member]
Balance	12,124,650	12,124,650	12,124,650	0	12,124,650
Accretion of preferred stock	0	0	0
Balance	12,124,650	12,124,650	12,124,650	0	12,124,650
Balance	$ 15,641	$ 8,247	$ 7,687	$ 0
Accretion of preferred stock	(23,765)	(7,394)	560
Balance	39,406	15,641	8,247	0
Series B Preferred Stock [Member]
Balance	17,678,926	17,678,926	17,678,926	0
Accretion of preferred stock	0	0	0
Balance	17,678,926	17,678,926	17,678,926	0
Balance	22,806	18,231	16,667	0
Accretion of preferred stock	(34,650)	(4,575)	1,564
Balance	57,456	22,806	18,231	0
Series C Preferred Stock [Member]
Balance	19,766,821	19,766,821	19,766,821	0
Accretion of preferred stock	0	0	0
Balance	19,766,821	19,766,821	19,766,821	0
Balance	32,999	30,153	27,307	0
Accretion of preferred stock	(31,243)	(2,846)	2,846
Balance	$ 64,242	$ 32,999	$ 30,153	$ 0